Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Less revolver issuance costs	$ (176)	$ (252)
Loans payable, current	21,292	31,942
Less issuance costs on convertible debt	(86)	(116)
Debt, long-term and short-term, combined amount	83,748	101,471
Proceeds from issuance of debt	50,260	50,260
Debt, accrued PIK interest	146	169
Amortization of debt issuance costs and discounts	719	156
Nonrelated Party
Debt Instrument [Line Items]
Loans payable, current	21,292	31,942
Loans payable, non-current	57,741	64,859
Related Party
Debt Instrument [Line Items]
Loans payable, non-current	4,715	4,670
Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Long-term debt, excluding current maturities, gross	1,643
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Long-term debt, current maturities, gross	180	194
Long-term debt, excluding current maturities, gross	0	82
Convertible Debt | Loans Payable
Debt Instrument [Line Items]
Long-term debt, excluding current maturities, gross	52,768	50,585
Embedded derivative	5,059	14,308
Loans payable, related parties, non-current | Loans Payable | Related Party
Debt Instrument [Line Items]
Loans payable, non-current	4,715		$ 4,670
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Long-term debt, current maturities, gross	$ 21,288	$ 32,000